Shareholders’ equity - Schedule of Cash Distributions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Dividends Payable [Line Items]
Cash dividend declared (in USD per share)	$ 0.57	$ 0.48
O 2025 M1 Dividends
Dividends Payable [Line Items]
Cash dividend declared (in USD per share)	0.005
O 2025 M2 Dividends
Dividends Payable [Line Items]
Cash dividend declared (in USD per share)	0.005
O 2025 M3 Dividends
Dividends Payable [Line Items]
Cash dividend declared (in USD per share)	0.005
O 2025 M4 Dividends
Dividends Payable [Line Items]
Cash dividend declared (in USD per share)	0.04
O 2025 M5 Dividends
Dividends Payable [Line Items]
Cash dividend declared (in USD per share)	0.025
O 2025 M6 Dividends
Dividends Payable [Line Items]
Cash dividend declared (in USD per share)	0.03
O 2025 M7 Dividends
Dividends Payable [Line Items]
Cash dividend declared (in USD per share)	0.05
O 2025 M8 Dividends
Dividends Payable [Line Items]
Cash dividend declared (in USD per share)	0.04
O 2025 M9 Dividends
Dividends Payable [Line Items]
Cash dividend declared (in USD per share)	0.10
O 2025 M10 Dividends
Dividends Payable [Line Items]
Cash dividend declared (in USD per share)	0.10
O 2025 M11 Dividends
Dividends Payable [Line Items]
Cash dividend declared (in USD per share)	0.07
O 2025 M12 Dividends
Dividends Payable [Line Items]
Cash dividend declared (in USD per share)	$ 0.10